Deposits - Maturities of Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
3 months or less	$ 212,188
Over 3 months through 6 months	113,169
Over 6 months through 12 months	141,244
Over 12 months	190,664
Total	$ 657,265